INCOME TAXES (Reconciliation of the Theoretical and Actual Tax Expense)(Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
INCOME TAXES [Abstract]
Net income before taxes	$ 17,474	$ 13,026	$ 11,952
Statutory tax expenses	4,631	3,256	2,988
Effect of Approved Enterprise status	(8,639)
Permanent differences, including difference between the basis of measurement of income reported for tax purposes and the basis of measurement of income for financial reporting purposes - net	776	218	46
Different tax rates of deferred taxes	1,839	(1,344)	1,901
Deferred taxes on carryforward tax losses for which valuation allowance was provided	(39)
Effect of foreign operations taxed at various rates	(31)	96
Adjustments for previous years tax		261
Reinstate advances paid to tax authorities			(747)
Change in valuation allowance	42		(4,080)
Other	243	24	16
Total reconciling items	(5,809)	(745)	(2,864)
Actual tax expense (benefit)	$ (1,178)	$ 2,511	$ 124